SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 9,833
2023	9,833
2024	9,833
2025	9,833
2026	9,833
Thereafter	361,891
Total	$ 411,056	$ 140,993